Share capital (Details 2) - Details Of Share Warrants [Member] - $ / shares	3 Months Ended			12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Statement [Line Items]
Balance at beginning (in shares)	1,420,000	1,420,000	1,420,000	1,711,924
Expired				(291,924)
Balance at ending (in shares)	1,420,000	1,420,000	1,420,000	1,420,000
Balance at beginning	$ 0.63	$ 0.63	$ 0.63	$ 2.38
Exercie price, expired				5.92
Balance at ending	$ 0.63	$ 0.63	$ 0.63	$ 0.63
Number of shares, outstanding	1,420,000	1,420,000	1,420,000	1,420,000
Exercise Price, Outstanding	$ 0.63	$ 0.63	$ 0.63	$ 0.63